Investment in Equity Accounted Joint Ventures and Advances to Joint Venture	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Ventures and Advances to Joint Venture
20.	Investment in Equity Accounted Joint Ventures and Advances to Joint Venture

In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a 50/50 joint venture with Odebrecht. The vessel is committed to a new FPSO unit conversion for the Libra field. The FPSO unit is scheduled to commence operations in early-2017 (see note 14e). In connection with the conversion project, the Libra Joint Venture entered into a $248 million loan facility, which was refinanced in late-2015 with a 10-year plus construction period loan facility providing total borrowings of up to $804 million, of which $220 million was drawn as of December 31, 2015. This loan facility will be used to fund future capital expenditure for the FPSO conversion. The interest payments on the loan facility are based on LIBOR, plus margins which range between 2.50% and 2.65%. The final payment under the loan facility is due March 2027. The Partnership has guaranteed its 50% share of the loan facility.

In June 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht, which owns the Itajai FPSO unit (see note 11e). As at December 31, 2014, the Partnership had advanced $5.2 million to the joint venture, which was repaid during 2015.

As at December 31, 2015 and 2014, the Partnership had total investments of $77.6 million and $55.0 million, respectively, in joint ventures. No indicators of impairment existed at December 31, 2015 and 2014.

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments. The results included are for the Itajai FPSO joint venture from June 2013 and the Libra Joint Venture from October 2014.

	As at December 31,
	2015 $	2014 $
Cash and cash equivalents	17,212	46,147
Other assets - current	18,846	13,541
Vessels and equipment and conversion costs	589,731	416,278
Other assets - non-current	5,385	10,639

Current portion of long-term debt	28,889	75,558
Other liabilities - current	18,514	37,776
Long-term debt	390,219	225,750
Other liabilities - non-current	34,978	35,976

	Year ended December 31,
	2015 $	2014 $	2013 $
Revenues	82,831	82,845	41,575
Income from vessel operations	37,351	35,273	17,132
Realized and unrealized (losses) gains on derivative instruments	(13,214)	(6,656)	1,426
Net income	15,344	20,682	13,462